Pension Plan - Additional information (Detail) (USD $)	1 Months Ended	12 Months Ended		89 Months Ended
	Oct. 01, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	3.00%
Pension Contributions		$ 0	$ 0	$ 16,064